Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 361,777	$ 404,275
Short-term investments		70,328	29,427
Accounts receivable, net		11,266	$ 5,180
Inventories		480
Deferred tax assets		689	$ 2,091
Due from related parties		45	22
Prepayments and other current assets		$ 13,068	13,890
Held for sale assets			47,045
Total current assets		$ 457,653	501,930
Non-current assets:
Long-term investments		11,319	5,498
Deferred tax assets		8,593	10,862
Property and equipment, net		18,036	16,408
Intangible assets, net		13,433	15,100
Goodwill		$ 21,896	23,237
Prepayments for content copyrights			1,532
Other long-term prepayments and receivables		$ 7,431	5,795
Total assets		538,361	580,362
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 24,504 and USD 33,262 as of December 31, 2014 and 2015, respectively)		21,736	14,937
Due to a related party (including due to a related party of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 84 and USD 38 as of December 31, 2014 and 2015, respectively)		38	84
Deferred revenue and income, current portion (including deferred revenue and income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 27,534 and USD 24,902 as of December 31, 2014 and 2015, respectively		25,113	27,745
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 2,554 and USD 2,407 as of December 31, 2014 and 2015, respectively)		2,470	2,554
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 85,701 and USD 131,312 as of December 31, 2014 and 2015, respectively)		27,379	30,333
Total current liabilities, excluding Held-for-sale for liabilities		$ 76,736	75,653
Held-for-sale liabilities			27,367
Total current liabilities		$ 76,736	103,020
Non-current liabilities:
Deferred revenue and income, non-current portion (including deferred revenue and income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 6,452 and USD 4,751 as of December 31, 2014 and 2015, respectively)	[1]	5,383	6,825
Deferred tax liability, non-current portion		6,378	8,552
Due to related parties, non-current portion		4,337	4,137
Other long-term payable		846	807
Total liabilities		$ 93,680	$ 123,341
Commitments and contingencies
Equity
Common shares (USD0.00025 par value, 1,000,000,000 shares authorized, 357,886,089 shares issued and 327,611,487 shares outstanding as at December 31, 2014; 368,877,209 shares issued and 339,319,115 shares outstanding as at December 31, 2015)		$ 85	$ 82
Additional paid-in-capital		458,270	446,202
Accumulated other comprehensive income/(loss)		(4,152)	5,894
Statutory reserves		5,132	5,132
Treasury shares (30,274,602 shares and 29,558,094 shares as at December 31, 2014 and 2015, respectively)		7	7
Retained earnings/(Accumulated deficits)		(12,593)	574
Total Xunlei Limited's shareholders' equity		446,749	457,891
Non-controlling interest		(2,068)	(870)
Total liabilities and shareholders' equity		$ 538,361	$ 580,362

[1]	As of December 31, 2015, the non-current portion included Membership subscription revenue of USD 719 thousand (2014: USD 1,120 thousand), Government grants of USD 4,032 thousand (2014: USD 4,863 thousand), and Reimbersement from the depositary of USD 632 thousand (2014: 842 thousand).